Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Opening balance	kr 2,029
Opening balance	19,440
Translation differences	225	kr 2
Closing balance	1,909	2,029
Closing balance	37,298	19,440
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	2,029	2,091
Additions	615	207
Disposals/repayments/deductions	(419)	(64)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	(303)	(202)
Reclassification	0	0
Translation differences	(13)	(3)
Closing balance	1,909	2,029
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	19,440	9,931
Additions	28,788	15,950
Disposals/repayments/deductions	(3,209)	(224)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	(11)	160
Reclassification	(7,710)	(6,377)
Translation differences	0	0
Closing balance	37,298	19,440
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	5,161	6,350
Additions	1,691	2,919
Disposals/repayments/deductions	(14)	(2,585)
Amortization	(520)	(136)
Change in value in funded pension plans	611	(960)
Revaluation	2	21
Reclassification	(522)	(455)
Translation differences	(449)	7
Closing balance	kr 5,960	kr 5,161